UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET GOVERNMENT RESERVES

FORM N-Q

MAY 31, 2019

Notes to Schedule of Investments (unaudited)

Investments in Government Portfolio, at value $1,147,648,234.

1. Organization and significant accounting policies

Western Asset Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (8.6% at May 31, 2019) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.9%
U.S. GOVERNMENT AGENCIES - 43.2%
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	2.410%	6/3/19	$100,000,000	$100,000,000	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.085%)	2.409%	8/8/19	67,260,000	67,258,769	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	2.420%	8/16/19	17,950,000	17,949,996	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	2.420%	9/13/19	23,000,000	22,999,994	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.095%)	2.419%	9/20/19	79,400,000	79,400,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	2.410%	9/27/19	100,000,000	99,995,232	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	2.420%	10/10/19	80,000,000	79,997,415	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.090%)	2.352%	1/21/20	115,000,000	115,000,164	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.055%)	2.379%	1/27/20	118,500,000	118,514,758	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.480%	1/27/20	125,000,000	125,086,783	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.085%)	2.382%	2/6/20	25,000,000	24,999,120	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.501%	2/10/20	25,310,000	25,332,727	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.920%)	2.580%	2/10/20	50,000,000	49,989,714	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.492%	2/21/20	32,635,000	32,665,485	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.080%)	2.350%	3/27/20	48,500,000	48,498,038	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR)	2.430%	4/27/20	100,000,000	99,994,578	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.045%)	2.404%	5/14/20	100,600,000	100,615,489	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.010%)	2.451%	8/19/20	50,000,000	49,982,382	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.035%)	2.406%	8/20/20	50,000,000	49,957,452	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR)	2.430%	9/25/20	48,825,000	48,825,311	(a)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES - (continued)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.050%)	2.374%	10/21/20	$75,000,000	$75,000,000	(a)
Federal Farm Credit Bank (FFCB) (3 mo. USD LIBOR - 0.135%)	2.447%	10/29/20	49,350,000	49,342,038	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.915%)	2.585%	12/17/20	65,000,000	64,994,955	(a)
Federal Farm Credit Bank (FFCB) (3 mo. USD LIBOR - 0.080%)	2.517%	1/15/21	25,000,000	24,995,865	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	2.047%	6/17/19	85,000,000	84,919,831	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.397%	9/23/19	18,000,000	17,866,160	(b)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.265%)	2.311%	8/2/19	175,000,000	174,981,369	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.010%)	2.410%	8/30/19	86,000,000	85,999,970	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.065%)	2.398%	1/9/20	25,000,000	24,993,673	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.065%)	2.371%	1/22/20	25,000,000	24,993,062	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.065%)	2.365%	1/23/20	50,000,000	50,008,024	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.040%)	2.400%	8/25/20	26,000,000	26,000,000	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR + 0.115%)	2.515%	3/12/21	75,000,000	74,999,504	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.987%	6/5/19	75,000,000	74,989,913	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.406%	6/7/19	150,000,000	149,959,833	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.079%	6/19/19	63,000,000	62,932,548	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.152%	6/21/19	324,800,000	324,402,366	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.245%	7/5/19	50,000,000	49,893,644	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.258%	7/10/19	175,000,000	174,572,290	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.284%	7/11/19	100,000,000	99,746,667	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES - (continued)
Federal Home Loan Bank (FHLB), Discount Notes	2.314%	7/16/19	$74,000,000	$73,786,983	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.302%	7/17/19	63,000,000	62,815,662	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.345%	7/26/19	167,310,000	166,716,174	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.359%	7/31/19	198,100,000	197,329,545	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.359%	8/2/19	100,000,000	99,598,333	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.347%	8/14/19	100,000,000	99,524,400	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.341%	8/19/19	100,000,000	99,494,153	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.425%	10/18/19	50,000,000	49,542,572	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.423%	10/23/19	150,000,000	148,580,000	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.404%	11/8/19	120,952,000	119,691,243	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.374%	11/27/19	30,000,000	29,654,850	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.855%	6/11/19	64,269,000	64,233,401	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.850%	6/12/19	367,480,000	367,258,593	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes (1 mo. USD LIBOR - 0.100%)	2.367%	8/8/19	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.446%	9/3/19	273,844,000	272,127,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.417%	10/10/19	200,000,000	198,280,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.982%	6/5/19	259,503,000	259,468,270	(b)
Federal National Mortgage Association (FNMA), Discount Notes	2.182%	6/26/19	175,000,000	174,731,108	(b)

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT AGENCIES - (continued)
Federal National Mortgage Association (FNMA), Notes (Secured Overnight Financing Rate + 0.100%)	2.500%	4/30/20	$25,000,000	$25,000,000	(a)
Federal National Mortgage Association (FNMA), Notes (Secured Overnight Financing Rate + 0.075%)	2.475%	10/30/20	45,000,000	45,000,000	(a)

TOTAL U.S. GOVERNMENT AGENCIES				5,775,487,739

U.S. TREASURY NOTES - 11.2%
U.S. Treasury Notes	1.375%	7/31/19	96,000,000	95,833,709
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	2.384%	7/31/19	75,000,000	75,004,515	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	2.357%	4/30/20	100,000,000	99,999,847	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	2.367%	7/31/20	354,000,000	353,998,744	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.369%	10/31/20	555,000,000	554,903,081	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	2.439%	1/31/21	70,000,000	69,976,566	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	2.488%	4/30/21	250,000,000	250,010,823	(a)

TOTAL U.S. TREASURY NOTES				1,499,727,285

U.S. TREASURY BILLS - 6.3%
U.S. Treasury Bills	2.095%	6/25/19	250,000,000	249,645,189	(b)
U.S. Treasury Bills	2.078%	7/2/19	250,000,000	249,549,668	(b)
U.S. Treasury Bills	2.447%	9/5/19	350,000,000	347,758,361	(b)

TOTAL U.S. TREASURY BILLS				846,953,218

REPURCHASE AGREEMENTS - 40.2%
Bank of America N.A. tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $280,057,633; (Fully collateralized by U.S. government obligation, 1.250% due 3/31/ 21; Market value - $285,600,028)	2.470%	6/3/19	280,000,000	280,000,000
Bank of Montreal tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $250,051,042; (Fully collateralized by various U.S. government obligations, 0.000% to 4.375% due 7/11/19 to 8/15/47; Market value - $255,000,002)	2.450%	6/3/19	250,000,000	250,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS - (continued)
Barclays Capital Inc. tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $200,041,167; (Fully collateralized by U.S. government obligation, 3.375% due 11/15/48; Market value - $204,000,077)	2.470%	6/3/19	$200,000,000	$200,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $550,112,750; (Fully collateralized by various U.S. government obligations, 0.125% to 6.250% due 10/31/20 to 11/20/48; Market value - $561,115,044)	2.460%	6/3/19	550,000,000	550,000,000
Credit Agricole SA tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $161,030,858; (Fully collateralized by U.S. government obligation, 2.875% due 7/31/25; Market value - $164,200,010)	2.300%	6/3/19	161,000,000	161,000,000
Credit Agricole SA tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $300,061,750; (Fully collateralized by various U.S. government obligations, 0.125% to 1.500% due 7/15/26 to 8/15/26; Market value - $306,000,078)	2.470%	6/3/19	300,000,000	300,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $5,000,938; (Fully collateralized by U.S. government obligation, 1.625% due 2/15/26; Market value - $5,001,023)	2.250%	6/3/19	5,000,000	5,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $150,030,000; (Fully collateralized by U.S. government obligation, 0.000% due 4/23/20; Market value - $153,000,096)	2.400%	6/3/19	150,000,000	150,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $175,035,146; (Fully collateralized by various U.S. government obligations, 0.000% to 2.750% due 4/23/20 to 5/31/23; Market value - $178,500,057)	2.410%	6/3/19	175,000,000	175,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS - (continued)
Fixed Income Clearing Corp. tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $200,040,833; (Fully collateralized by U.S. government obligation, 0.000% due 4/23/20; Market value - $204,000,031)	2.450%	6/3/19	$200,000,000	$200,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $250,051,458; (Fully collateralized by various U.S. government obligations, 1.000% to 2.125% due 2/15/41 to 2/15/46; Market value - $255,005,275)	2.470%	6/3/19	250,000,000	250,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $300,061,250; (Fully collateralized by various U.S. government obligations, 0.000% to 6.250% due 9/12/19 to 5/15/47; Market value - $306,000,043)	2.450%	6/3/19	300,000,000	300,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 5/13/19; Proceeds at Maturity - $200,163,333; (Fully collateralized by various U.S. government obligations, 3.500% to 4.000% due 4/1/34 to 5/1/49; Market value - $204,000,001)	2.450%	6/12/19	200,000,000	200,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 5/21/19; Proceeds at Maturity - $301,646,667; (Fully collateralized by various U.S. government obligations, 2.000% to 5.000% due 7/1/27 to 4/1/49; Market value - $306,000,000)	2.470%	8/19/19	300,000,000	300,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $250,051,042; (Fully collateralized by various U.S. government obligations, 0.500% to 3.000% due 4/15/24 to 2/15/47; Market value - $255,000,066)	2.450%	6/3/19	250,000,000	250,000,000
Royal Bank of Canada tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $150,030,375; (Fully collateralized by U.S. government obligation, 2.625% due 3/31/25; Market value - $153,000,001)	2.430%	6/3/19	150,000,000	150,000,000

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
REPURCHASE AGREEMENTS - (continued)
Societe Generale NY tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $800,164,667; (Fully collateralized by various U.S. government obligations, 0.000% to 4.500% due 6/11/19 to 9/1/57; Market value - $816,000,075)	2.470%	6/3/19	$800,000,000	$800,000,000
TD Securities LLC tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $150,031,000; (Fully collateralized by various U.S. government obligations, 2.375% to 2.875% due 4/30/25 to 4/30/26; Market value - $153,000,005)	2.480%	6/3/19	150,000,000	150,000,000
Wells Fargo Bank NA tri-party repurchase agreement dated 5/31/19; Proceeds at Maturity - $700,144,083; (Fully collateralized by various U.S. government obligations, 0.000% to 4.375% due 10/3/19 to 11/15/39; Market value - $714,000,017)	2.470%	6/3/19	700,000,000	700,000,000

TOTAL REPURCHASE AGREEMENTS				5,371,000,000

TOTAL INVESTMENTS - 100.9% (Cost - $13,493,168,242)				13,493,168,242
Liabilities in Excess of Other Assets - (0.9)%				(115,726,249)

TOTAL NET ASSETS - 100.0%				$13,377,441,993

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2019, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$13,493,168,242	—	$13,493,168,242

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 24, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 24, 2019